Insurance Subsidiary Financial Information And Regulatory Matters (Schedule Of Statutory Accounting Practices) (Detail) (Domestic Subsidiaries, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Statutory Accounting Practices [Line Items]
Combined statutory net income (loss)	$ (899)	$ (1,033)	$ (674)
Combined statutory capital and surplus	3,086	3,311
Life Insurance Subsidiaries, Excluding Captive Life Reinsurance Subsidiaries
Statutory Accounting Practices [Line Items]
Combined statutory net income (loss)	(69)	24	101
Combined statutory capital and surplus	2,294	2,213
Mortgage Insurance Subsidiaries
Statutory Accounting Practices [Line Items]
Combined statutory net income (loss)	(684)	(925)	(621)
Combined statutory capital and surplus	792	1,098
Combined statutory net income (loss), excluding captive reinsurance subsidiaries
Statutory Accounting Practices [Line Items]
Combined statutory net income (loss)	(753)	(901)	(520)
Captive Life Reinsurance Subsidiaries
Statutory Accounting Practices [Line Items]
Combined statutory net income (loss)	$ (146)	$ (132)	$ (154)